PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 288,000,000	$ 237,000,000
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	933,000,000	1,044,000,000
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	303,000,000	329,000,000
Data
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3,658,000,000	1,938,000,000
Accumulated fair value adjustments:
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	1,427,000,000	785,000,000
Accumulated fair value adjustments: | Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	119,000,000	143,000,000
Accumulated fair value adjustments: | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	92,000,000	330,000,000
Accumulated fair value adjustments: | Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	1,204,000,000	312,000,000
Accumulated fair value adjustments: | Data
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 12,000,000	$ 0